DIRECTOR, OFFICER, AND EMPLOYEE BENEFITS	12 Months Ended
Jun. 30, 2013
DIRECTOR, OFFICER, AND EMPLOYEE BENEFITS [Abstract]
DIRECTOR, OFFICER, AND EMPLOYEE BENEFITS
18.	DIRECTOR, OFFICER, AND EMPLOYEE BENEFITS

Profit Sharing Plan

The Company maintains a non-contributory profit sharing 401(k) plan (the "Plan") for its officers and employees who have met the age and length of service requirements. The Plan is a defined contribution plan with the contributions based on a percentage of salaries of the Plan participants. The Company made no contributions to the Plan for the three years ended June 30, 2013, 2012, and 2011.

Directors' Deferred Compensation Plan

The Company maintains a deferred compensation plan (the "Plan") for directors who elect to defer all or a portion of their directors' fees. Deferred fees are paid to the participants in installments commencing in the year following the year the individual is no longer a member of the Board of Directors.

The Plan allows for the deferred amounts to be paid in shares of common stock at the prevailing market price on the date of distribution. For fiscal years ended June 30, 2013, 2012, and 2011, 1,731, 1,731, and 1,731 shares, respectively, were held by the Plan.